Expense Example, No Redemption - Class ACS - DWS Equity Sector Strategy Fund	Aug. 09, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 645
3 Years	829
5 Years	1,064
10 Years	1,737
Class C
Expense Example, No Redemption:
1 Year	151
3 Years	512
5 Years	943
10 Years	1,925
Class S
Expense Example, No Redemption:
1 Year	49
3 Years	193
5 Years	390
10 Years	$ 958